TRADE AND OTHER ACCOUNTS PAYABLES	12 Months Ended
Dec. 31, 2018
Trade And Other Accounts Payables
TRADE AND OTHER ACCOUNTS PAYABLES

NOTE 20 - TRADE AND OTHER ACCOUNTS PAYABLES

The composition of Trade and other accounts payables is as follows:

	As of	As of
	December 31,	December 31,
	2018	2017
	ThUS$	ThUS$

Current
(a) Trade and other accounts payables	1,279,976	1,349,201
(b) Accrued liabilities at the reporting date	394,327	346,001
Total trade and other accounts payables	1,674,303	1,695,202

(a)	Trade and other accounts payable:

	As of	As of
	December 31,	December 31,
	2018	2017
	ThUS$	ThUS$

Trade creditors	1,048,033	1,096,540
Leasing obligation	6,981	4,448
Other accounts payable	224,962	248,213
Total	1,279,976	1,349,201

The details of Trade and other accounts payables are as follows:

	As of	As of
	December 31,	December 31,
	2018	2017
	ThUS$	ThUS$

Aircraft Fuel	304,426	219,601
Boarding Fee	210,621	249,898
Other personnel expenses	92,047	89,621
Handling and ground handling	84,213	103,784
Professional services and advisory	83,182	81,679
Airport charges and overflight	82,181	106,534
Suppliers technical purchases	75,402	114,690
Marketing	60,303	75,220
Air companies	59,524	31,381
Leases, maintenance and IT services	55,427	69,873
Services on board	44,434	68,605
Land services	26,014	31,151
Crew	21,943	24,163
Achievement of goals	21,265	5,732
Aviation insurance	11,943	5,108
Maintenance	8,244	26,244
Aircraft and engines leasing	6,981	4,285
Communications	92	5,273
Others	31,734	36,359
Total trade and other accounts payables	1,279,976	1,349,201

(b)	Liabilities accrued:

	As of	As of
	December 31,	December 31,
	2018	2017
	ThUS$	ThUS$

Accrued personnel expenses	116,242	125,246
Aircraft and engine maintenance	170,731	92,711
Accounts payable to personnel (*)	81,222	99,862
Others accrued liabilities	26,132	28,182

Total accrued liabilities	394,327	346,001

(*) Profits and bonus participation (Note 23 letter b)